Calvert
Emerging Markets Equity Fund
December 31, 2023
Schedule of Investments (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value
Brazil — 4.5%
Itausa S.A., PFC Shares	26,256,034	$ 55,988,463
Localiza Rent a Car S.A.	2,339,903	30,635,867
WEG S.A.	753,200	5,721,857
		$ 92,346,187
Chile — 2.8%
Banco de Chile	376,007,674	$ 44,190,704
Falabella S.A.(1)	5,801,192	14,487,744
		$ 58,678,448
China — 17.8%
Alibaba Group Holding, Ltd.	7,714,059	$74,305,943
BYD Co., Ltd., Class H	1,160,000	31,998,173
Centre Testing International Group Co., Ltd., Class A	2,321,000	4,648,699
China Overseas Property Holdings, Ltd.	24,081,624	18,072,305
H World Group, Ltd. ADR	627,462	20,982,329
Hangzhou Tigermed Consulting Co., Ltd., Class A	3,178,661	24,614,990
Hangzhou Tigermed Consulting Co., Ltd., Class H(2)	19,600	88,756
JD.com, Inc., Class A	2,125,287	30,695,686
NARI Technology Co., Ltd., Class A	14,660,891	46,126,700
Shenzhen Inovance Technology Co., Ltd., Class A	4,157,164	37,028,981
Tencent Holdings, Ltd.	2,119,771	80,031,637
		$368,594,199
Hong Kong — 5.4%
AIA Group, Ltd.	7,153,817	$62,258,804
Hong Kong Exchanges & Clearing, Ltd.	1,145,000	39,273,796
Samsonite International S.A.(1)(2)	3,258,182	10,749,465
		$112,282,065
Hungary — 2.3%
Richter Gedeon Nyrt	1,904,574	$48,044,084
		$48,044,084
India — 16.1%
Bajaj Finserv, Ltd.	1,226,590	$24,863,423
Bharat Forge, Ltd.	772,154	11,480,632
HDFC Bank, Ltd.	2,374,940	48,612,247
Hero MotoCorp, Ltd.	576,790	28,715,509
ICICI Bank, Ltd.	3,750,806	44,902,330
Infosys, Ltd.	2,985,989	55,263,133
Maruti Suzuki India, Ltd.	368,885	45,640,097
Max Healthcare Institute, Ltd.	2,647,288	21,815,674
Samvardhana Motherson International, Ltd.	13,743,904	16,769,841
SBI Life Insurance Co., Ltd.(2)	2,095,465	36,049,861
		$334,112,747
Indonesia — 3.3%
Bank Rakyat Indonesia Persero Tbk PT	181,795,513	$67,567,512
		$67,567,512
Security	Shares	Value
Malaysia — 1.9%
Press Metal Aluminium Holdings Bhd	38,438,400	$ 40,217,734
		$ 40,217,734
Mexico — 3.6%
Grupo Financiero Banorte SAB de CV, Class O	3,974,742	$ 40,049,370
Wal-Mart de Mexico SAB de CV	8,103,948	34,069,893
		$ 74,119,263
South Africa — 7.6%
Clicks Group, Ltd.	2,118,831	$ 37,975,312
FirstRand, Ltd.	7,187,292	28,835,303
Prosus NV(3)	2,957,999	90,942,412
		$157,753,027
South Korea — 11.8%
KB Financial Group, Inc.	631,928	$26,365,157
LG Chem, Ltd.	56,995	21,921,603
Samsung Electronics Co., Ltd.	3,242,095	196,784,767
		$245,071,527
Sweden — 1.1%
Epiroc AB, Class A	1,144,685	$23,041,232
		$23,041,232
Taiwan — 17.4%
Accton Technology Corp.	1,560,000	$26,514,977
Airtac International Group	816,000	26,812,235
Chailease Holding Co., Ltd.	3,743,380	23,522,436
Delta Electronics, Inc.	2,686,000	27,392,986
Lotes Co., Ltd.	1,243,000	43,223,364
Taiwan Semiconductor Manufacturing Co., Ltd.	9,612,000	184,276,823
Wiwynn Corp.	500,000	29,605,252
		$361,348,073
United Arab Emirates — 1.7%
Abu Dhabi Commercial Bank PJSC	13,801,851	$34,511,102
		$34,511,102
United States — 2.2%
Micron Technology, Inc.	520,690	$44,435,685
		$44,435,685
Total Common Stocks (identified cost $1,883,386,685)		$2,062,122,885

Calvert
Emerging Markets Equity Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Rights — 0.0%(4)

Security	Shares	Value
Brazil — 0.0%(4)
Localiza Rent a Car S.A., Exp. 2/5/24(1)	8,395	$ 34,564
Total Rights (identified cost $0)		$ 34,564

Short-Term Investments — 0.0%(4)

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(5)	3,686	$ 3,686
Total Short-Term Investments (identified cost $3,686)		$ 3,686

Total Investments — 99.5% (identified cost $1,883,390,371)	$2,062,161,135
Other Assets, Less Liabilities — 0.5%	$ 10,386,107
Net Assets — 100.0%	$2,072,547,242

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2023, the aggregate value of these securities is $46,888,082 or 2.3% of the Fund's net assets.
(3)	All or a portion of this security was on loan at December 31, 2023. The aggregate market value of securities on loan at December 31, 2023 was $3,688,488 and the total market value of the collateral received by the Fund was $3,744,427, comprised of U.S. government and/or agencies securities.
(4)	Amount is less than 0.05%.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2023.
At December 31, 2023, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Information Technology	29.3%
Financials	27.8
Consumer Discretionary	18.2
Industrials	8.4
Health Care	4.6
Communication Services	3.8
Consumer Staples	3.5
Materials	3.0
Real Estate	0.9
Total	99.5%

Abbreviations:
ADR	– American Depositary Receipt
PFC Shares	– Preference Shares

The Fund did not have any open derivative instruments at December 31, 2023.
Affiliated Investments
At December 31, 2023, the value of the Fund's investment in Calvert Impact Capital, Inc. and in funds that may be deemed to be affiliated was $3,686, which represents less than 0.05% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	$5,099,119	$ —	$ (5,170,000)	$ —	$70,881	$ —	$ 15,941	$ —
Short-Term Investments
Liquidity Fund, Institutional Class(2)	7,808	93,690,968	(93,695,090)	—	—	3,686	127,901	3,686
Total				$ —	$70,881	$3,686	$143,842

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Calvert
Emerging Markets Equity Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Brazil	$ —	$92,346,187	$ —	$92,346,187
Chile	—	58,678,448	—	58,678,448
China	20,982,329	347,611,870	—	368,594,199
Hong Kong	—	112,282,065	—	112,282,065
Hungary	—	48,044,084	—	48,044,084
India	—	334,112,747	—	334,112,747
Indonesia	—	67,567,512	—	67,567,512
Malaysia	—	40,217,734	—	40,217,734
Mexico	74,119,263	—	—	74,119,263
South Africa	—	157,753,027	—	157,753,027
South Korea	—	245,071,527	—	245,071,527
Sweden	—	23,041,232	—	23,041,232
Taiwan	—	361,348,073	—	361,348,073
United Arab Emirates	—	34,511,102	—	34,511,102
United States	44,435,685	—	—	44,435,685
Total Common Stocks	$139,537,277	$1,922,585,608(1)	$ —	$2,062,122,885
Rights	$34,564	$ —	$ —	$34,564
Short-Term Investments	3,686	—	—	3,686
Total Investments	$139,575,527	$1,922,585,608	$ —	$2,062,161,135

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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